Market Risk - Yield Curve Risk (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
+100bps
Disclosure Of Sensitivity Limit Of Risk [line items]
NII sensitivity	£ 127	£ 167
-100bps
Disclosure Of Sensitivity Limit Of Risk [line items]
NII sensitivity	£ (140)	£ (201)